Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Detail) - Net investment hedging instruments [Member] - JPY (¥)
¥ in Billions
	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 5	¥ 9	¥ 5	¥ 18
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from derivatives designated as net investment hedges	¥ 5	¥ 9	¥ 5	¥ 18